Compensation of key management personnel	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Compensation of key management personnel
30.	Compensation of key management personnel

The Company’s key management personnel comprise the external directors, officers and executives which included 28 individuals in 2019, 25 individuals in 2018 and 24 individuals in 2017. The remuneration of the key management personnel during the years ended December 31, 2019, 2018 and 2017 was as follows:

	2019	2018	2017
Current employee benefits1)	$10,083	$5,953	$7,750
Pension costs	267	268	293
Share-based payments	16,842	3,685	6,515
Termination benefits	2,919	3,651	-
	$30,111	$13,557	$14,558

1) Current employee benefits include salaries, bonuses, other employee benefits other than those listed in the table and director fees paid in cash.